united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	333-252816 and 811-23637

DGI Investment Trust

(Exact name of registrant as specified in charter)

c/o Oriental Trust, 254 Munoz Rivera Ave., 10th Floor, San Juan Puerto Rico	00918
(Address of principal executive offices)	(Zip code)

Maggie Bull, Ultimus Fund Solutions LLC

2 Easton Oval, Suite 300, Columbus OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-869-4262

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

DGI U.S. Government Money Market Fund Class A Withholding

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about DGI U.S. Government Money Market Fund for the period of April 16, 2025 to June 30, 2025. You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
(Expenses for the full reporting period would be higher.)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A Withholding	$16	0.95%
How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$4,632,150
Number of Portfolio Holdings	2
Total Advisory Fees Paid ($)	$0
Weighted Average Maturity (WAM)	1.01 days
Weighted Average Life (WAL)	1.01 days
Asset Weighting
(% of total investments)

Average Annual Total Returns
Since Inception (04/16/2025)
DGI U.S. Government Money Market Fund - Class A Withholding	0.69%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	100.1%
United States Treasury Bill	0.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://dgiinvest.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MFAXX

DGI U.S. Government Money Market Fund Class A Non-Withholding

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about DGI U.S. Government Money Market Fund for the period of April 16, 2025 to June 30, 2025. You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
(Expenses for the full reporting period would be higher.)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A Non-Withholding	$16	0.95%
How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$4,632,150
Number of Portfolio Holdings	2
Total Advisory Fees Paid ($)	$0
Weighted Average Maturity (WAM)	1.01 days
Weighted Average Life (WAL)	1.01 days
Asset Weighting
(% of total investments)

Average Annual Total Returns
Since Inception (04/16/2025)
DGI U.S. Government Money Market Fund - Class A Non-Withholding	0.69%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	100.1%
United States Treasury Bill	0.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://dgiinvest.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MFEXX

DGI U.S. Government Money Market Fund Class I Withholding

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about DGI U.S. Government Money Market Fund for the period of April 16, 2025 to June 30, 2025. You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
(Expenses for the full reporting period would be higher.)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I Withholding	$16	0.95%
How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$4,632,150
Number of Portfolio Holdings	2
Total Advisory Fees Paid ($)	$0
Weighted Average Maturity (WAM)	1.01 days
Weighted Average Life (WAL)	1.01 days
Asset Weighting
(% of total investments)

Average Annual Total Returns
Since Inception (04/16/2025)
DGI U.S. Government Money Market Fund - Class I Withholding	0.69%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	100.1%
United States Treasury Bill	0.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://dgiinvest.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MFOXX

DGI U.S. Government Money Market Fund Class I Non-Withholding

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about DGI U.S. Government Money Market Fund for the period of April 16, 2025 to June 30, 2025. You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
(Expenses for the full reporting period would be higher.)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I Non-Withholding	$16	0.95%
How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$4,632,150
Number of Portfolio Holdings	2
Total Advisory Fees Paid ($)	$0
Weighted Average Maturity (WAM)	1.01 days
Weighted Average Life (WAL)	1.01 days
Asset Weighting
(% of total investments)

Average Annual Total Returns
Since Inception (04/16/2025)
DGI U.S. Government Money Market Fund - Class I Non-Withholding	0.69%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	100.1%
United States Treasury Bill	0.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://dgiinvest.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MFUXX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Ivan C. Lopez Morales is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Lopez is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for the fiscal year for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are as follows:

2025 - $20,000

(b)	Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in the fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended June 30, 2025.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended June 30, 2025 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

DGI U.S. Government Money Market Fund

Annual Financial Statements

& Additional Information

June 30, 2025

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

DGI U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

June 30, 2025

Principal Amount ($)		Yield Rate (%)	Maturity Date	Fair Value
	SHORT-TERM INVESTMENTS - 100.7%
	U.S. TREASURY SECURITIES - 100.7%
4,635,000	U.S. Treasury Bill	-	7/1/2025	$4,635,000
30,000	U.S. Treasury Bill	2.97	7/3/2025	29,994
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,664,994)			4,664,994

	TOTAL INVESTMENTS - 100.7% (Cost - $4,664,994)			$4,664,994
	LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (0.7)%			(32,844)
	NET ASSETS - 100.0%			$4,632,150

*	Annualized effectived yeild rate as of June 30, 2025.

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS
Investment securities:
At cost	$4,664,994
At value	$4,664,994
Cash	1,282
Deferred offering costs	43,518
TOTAL ASSETS	4,709,794

LIABILITIES
Advisory fees payable	1,598
Distribution (12b-1) fees payable	1,089
Offering costs payable	43,518
Transfer agency fees payable	12,252
Administration fees payable	7,307
Dividends payable	4,245
Accrued expenses and other liabilities	7,635
TOTAL LIABILITIES	77,644

NET ASSETS	$4,632,150

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$4,632,152
Accumulated deficit	(2)
NET ASSETS	$4,632,150

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)

June 30, 2025

Net Asset Value Per Share:
Class A Withholding Shares
Net Assets	$3,794,514
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,794,516
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Class A Non-Withholding Shares
Net Assets	$301,080
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	301,080
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Class I Withholding Shares
Net Assets	$133,198
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	133,198
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Class I Non-Withholding Shares
Net Assets	$403,358
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	403,358
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

STATEMENT OF OPERATIONS

For the Period* Ended June 30, 2025

INVESTMENT INCOME
Interest	$28,611
TOTAL INVESTMENT INCOME	28,611

EXPENSES
Investment advisory fees	1,332
Distribution (12b-1) fees
Class A Withholding Shares	1,449
Class A Non-Withholding Shares	118
Organizational costs	67,982
Audit and tax fees	20,000
Transfer agent fees	12,252
Offering costs	8,732
Trustees fees and expenses	8,438
Administrative services fees	7,307
Legal fees	5,138
Printing and postage expenses	4,834
Compliance officer fees	2,632
Custodian fees	2,496
Other expenses	3,183
TOTAL EXPENSES	145,893

Expenses waived/reimbursed	(139,447)

NET EXPENSES	6,446
NET INVESTMENT INCOME	22,165

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(2)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,163

*	DGI U.S. Government Money Market Fund commenced investment operations on April 16, 2025.

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

STATEMENT OF CHANGES IN NET ASSETS

Period* Ended June 30, 2025
FROM OPERATIONS
Net investment income	$22,165
Net realized loss from investments	(2)
Net increase in net assets resulting from operations	22,163

DISTRIBUTIONS
Distributions to shareholders
Class A Withholding Shares	(19,226)
Class A Non-Withholding Shares	(1,580)
Class I Withholding Shares	(701)
Class I Non-Withholding Shares	(658)
Total distributions to shareholders	(22,165)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A Withholding Shares	8,035,239
Class A Non-Withholding Shares	299,500
Class I Withholding Shares	141,229
Class I Non-Withholding Shares	402,700
Net asset value of shares issued in reinvestment of distributions:
Class A Withholding Shares	13,365
Class A Non-Withholding Shares	1,580
Class I Withholding Shares	701
Class I Non-Withholding Shares	658
Payments for shares redeemed:
Class A Withholding Shares	(4,254,088)
Class I Withholding Shares	(8,732)
Net increase in net assets from shares of beneficial interest	4,632,152

TOTAL INCREASE IN NET ASSETS	4,632,150

NET ASSETS
Beginning of period	-
End of period	$4,632,150

*	DGI U.S. Government Money Market Fund commenced investment operations on April 16, 2025.

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period* Ended June 30, 2025
SHARE ACTIVITY
Class A Withholding Shares:
Shares Sold	8,035,239
Shares Reinvested	13,365
Shares Redeemed	(4,254,088)
Net increase in shares of beneficial interest outstanding	3,794,516

Class A Non-Withholding Shares:
Shares Sold	299,500
Shares Reinvested	1,580
Net increase in shares of beneficial interest outstanding	301,080

Class I Withholding Shares:
Shares Sold	141,229
Shares Reinvested	701
Shares Redeemed	(8,732)
Net increase in shares of beneficial interest outstanding	133,198

Class I Non-Withholding Shares:
Shares Sold	402,700
Shares Reinvested	658
Net increase in shares of beneficial interest outstanding	403,358

*	DGI U.S. Government Money Market Fund commenced investment operations on April 16, 2025.

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A Withholding Shares
Period* Ended June 30, 2025
Net asset value, beginning of period	$1.00

Activity from investment operations:
Net investment income (1)	0.01
Net realized and unrealized loss on investments (2)	(0.00)
Total from investment operations	0.01

Distributions:
Distribution to shareholders from net investment income	(0.01)

Net asset value, end of period	$1.00

Total return (3)	0.69%

Net assets, end of period (000’s)	$3,795

Ratio of gross expenses to average net assets (4,5)	21.52%

Ratio of net expenses to average net assets (5)	0.95%

Ratio of net investment income to average net assets (5)	3.26%

*	The DGI U.S. Government Money Market Fund Class A Withholding Shares commenced operations on April 16, 2025.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.005.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Includes amounts waived/reimbursed by the Advisor.
(5)	Annualized.

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A Non-Withholding Shares
Period* Ended June 30, 2025
Net asset value, beginning of period	$1.00

Activity from investment operations:
Net investment income (1)	0.01
Net realized and unrealized loss on investments (2)	(0.00)
Total from investment operations	0.01

Distributions:
Distribution to shareholders from net investment income	(0.01)

Net asset value, end of period	$1.00

Total return (3)	0.69%

Net assets, end of period (000’s)	$301

Ratio of gross expenses to average net assets (4,5)	21.52%

Ratio of net expenses to average net assets (5)	0.95%

Ratio of net investment income to average net assets (5)	3.30%

*	The DGI U.S. Government Money Market Fund Class A Non-Withholding Shares commenced operations on April 16, 2025.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.005.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Includes amounts waived/reimbursed by the Advisor.
(5)	Annualized.

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I Withholding Shares
Period* Ended June 30, 2025
Net asset value, beginning of period	$1.00

Activity from investment operations:
Net investment income (1)	0.01
Net realized and unrealized loss on investments (2)	(0.00)
Total from investment operations	0.01

Distributions:
Distribution to shareholders from net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return (3)	0.69%

Net assets, end of period (000’s)	$133

Ratio of gross expenses to average net assets (4,5)	21.27%

Ratio of net expenses to average net assets (5)	0.95%

Ratio of net investment income to average net assets (5)	3.35%

*	The DGI U.S. Government Money Market Fund Class I Withholding Shares commenced operations on April 16, 2025.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.005.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Includes amounts waived/reimbursed by the Advisor.
(5)	Annualized.

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I Non-Withholding Shares
Period* Ended June 30, 2025
Net asset value, beginning of period	$1.00

Activity from investment operations:
Net investment income (1)	0.01
Net realized and unrealized loss on investments (2)	(0.00)
Total from investment operations	0.01

Distributions:
Distribution to shareholders from net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return (3)	0.69%

Net assets, end of period (000’s)	$403

Ratio of gross expenses to average net assets (4,5)	21.27%

Ratio of net expenses to average net assets (5)	0.95%

Ratio of net investment income to average net assets (5)	3.31%

*	The DGI U.S. Government Money Market Fund Class I Non-Withholding Shares commenced operations on April 16, 2025.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.005.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Includes amounts waived/reimbursed by the Advisor.
(5)	Annualized.

See accompanying notes to financial statements.

DGI U.S. Government Money Market Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1. ORGANIZATION

The DGI U.S. Government Money Market Fund (the “Fund”) is a diversified series of shares of beneficial interest of DGI Investment Trust (the “Trust”), a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class A Withholding, Class A Non-Withholding, Class I Withholding, and Class I Non-Withholding shares. The Fund commenced investment operations on April 16, 2025. The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. Investment in the Fund is intended for residents of Puerto Rico.

The Fund operates as a “government money market fund,” as defined in Rule 2a-7 under the Act. As a government money market fund, the Fund: (1) is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price, and (2) must invest at least 99.5% of its total assets in cash, “government securities” (as defined in Rule 2a-7) and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities).

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Trust’s Board of Trustees (the “Board”) may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 pm (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

DGI U.S. Government Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Fund’s assets and liabilities measured at fair value:

DGI U.S. Government Money Market Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$-	$4,664,994	$-	$4,664,994
Total	$-	$4,664,994	$-	$4,664,994

*	Refer to the Schedule of Investments for classification.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions - The Fund intends to declare dividends from net investment income daily and pay such dividends monthly. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually; however, the Fund does not expect to realize any long-term capital gains and losses.

Investors in Class A Withholding and/or Class I Withholding Shares of the Fund will be deemed to have instructed the Fund to cause to withhold a 15% withholding tax on all Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends (as defined in the Fund’s Prospectus), and the brokers or other financial intermediaries through which the investors hold their shares will withhold the 15% withholding tax and pay it to the Puerto Rico Tax Department. In the case of Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends distributed to certain investors, the 15% withholding tax may be inapplicable or in excess of the applicable Puerto Rico income tax rate. In such cases, the investor should be able to either credit the 15% withholding tax against the applicable Puerto Rico income tax liability or request a refund from the Puerto Rico Tax Department of the 15% withholding tax or the excess of the 15% withholding tax over the ultimate tax liability, as applicable.

DGI U.S. Government Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Investors in Class A Non-Withholding Shares or Class I Non-Withholding Shares of the Fund will be deemed to have irrevocably instructed the Fund not to cause to withhold the 15% withholding tax or any other Puerto Rico tax on Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends, distributed on the shares, and the brokers or other financial intermediaries through which the investors hold their shares will not withhold any taxes payable to Puerto Rico. Investors who are deemed to be a Qualifying Individual or a Qualifying Trust, including a Qualifying Retirement Trust, prior to or concurrently with the acquisition of the Class A Non-Withholding Shares or Class I Non-Withholding Shares must deliver to the Fund or its agents a signed letter, in a form acceptable to the Fund, certifying that they are not subject to the 15% withholding tax imposed by subsection (a) of Puerto Rico Code section 1023.06 and certifying that they are not subject to any other Puerto Rico withholding tax on dividends distributed by the Fund. Nonresident U.S. Citizens will not be able to acquire Class A Non-Withholding Shares or Class I Non-Withholding Shares because they are subject to a 15% withholding tax on Ordinary Dividends and thus would not be able to certify that they are not subject to any other Puerto Rico withholding tax on dividends distributed by the Fund. On the other hand, if the investor is a Qualifying Corporation or a Resident Foreign Corporation prior to or concurrently with the acquisition of the Class A Non-Withholding Shares or Class I Non-Withholding Shares, the investor must deliver to the Fund a signed letter, in a form acceptable to the Fund, indicating that the investor is not subject to any Puerto Rico withholding tax on Ordinary Dividends and Capital Gain Dividends distributed by the Fund. Foreign Corporations will not be able to acquire Class A Non-Withholding Shares or Class I Non-Withholding Shares because they are subject to a 10% Puerto Rico withholding tax on Ordinary Dividends and thus would not be able to certify that they are not subject to Puerto Rico withholding tax on dividends distributed by the Fund.

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the passive foreign investment company (“PFIC”) rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes on dividends received from the Fund.

Taxation - The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for the open tax year. As of June 30, 2025, there were no uncertain tax positions for the Fund or unrecognized tax benefits. The Fund remains subject to income tax examinations for its PR income taxes expected to be filed in 2025. The Fund recognizes interest and penalties, if any, on the Statement of Operations. For the period ended June 30, 2025, the Fund did not incur any interest or penalties.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Net Asset Value - The net asset value per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the fair market value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

DGI U.S. Government Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

3. INVESTMENT RISKS

Below is a summary of certain risks which could affect the Fund’s performance. For a more detailed discussion of the fund’s risk factors, please refer to the Prospectus.

Money Market Risk - You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The Fund’s ability to maintain a stable price per share can be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Debt Securities Risk - Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk and extension risk.

Interest-Rate Risk - The value of fixed-income securities will typically decline when interest rates rise. Alternatively, when interest rates go down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

New/Small Fund Risk - A new or small fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. New and smaller funds may require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. The Fund has no performance history for investors to evaluate and it may not attract sufficient assets to achieve investment and trading efficiencies. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objectives, its performance may be negatively impacted, and any resulting liquidation could result in negative transaction costs for the Fund and have adverse tax consequences for investors.

Market Risk - The value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

Changing Fixed-Income Markets - The Federal Reserve raised the federal funds rate eleven times between March 2022 and July 2023. However, the Federal Reserve lowered the federal funds rate in September, November and December 2024 and may continue to do so. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Changes in central bank policies and other governmental actions and political events within the U.S. may also, among other things, affect investor and consumer expectations and confidence in the fixed income and other financial markets.

Credit Risk - Issuers or guarantors of fixed-income securities, and counterparties to repurchase agreements, could default or be downgraded if they fail to make required payments of principal or interest. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

DGI U.S. Government Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

U.S. Government Securities Risk - U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Yield Risk - The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates, which, in turn, may impact the Fund’s yield.

Financial Markets Regulatory Risk - Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

Cash and Cash Equivalents Risk - To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Management Risk - The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on the Investment Adviser’s skill and judgments regarding markets, interest rates, and individual securities selected for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect.

Inflation Risk - Like all mutual funds, the Fund is subject to inflation risk. Inflation risk is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and instruments that pay a fixed interest rate.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Oriental Trust (the “Adviser”), a separately identifiable division of Oriental Bank, acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Under the Advisory Agreement, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.20% of its average daily net assets. Pursuant to the advisory agreement, the Fund incurred $1,332 in advisory fees for the period ending June 30, 2025.

Oriental Trust has contractually agreed to waive fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses (including organizational and offering expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.95% of the average daily net assets for Class A Withholding shares, Class A Non-Withholding shares, Class I Withholding shares, and Class I Non-Withholding shares of the Fund. For the period ending June 30, 2025, the advisor waived advisory fees and reimbursed the Fund for expenses in the amount of $139,447.

DGI U.S. Government Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Fund will carry forward, and may repay the Adviser such waiver or reimbursement; provided, however, that such repayments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the repayment. The advisor may recoup fees waived and expenses reimbursed in the amount of $139,447 through June 30, 2028.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A Withholding and Class A Non-Withholding shares and is paid to Northern Lights Distributor, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the period ended June 30, 2025, $1,449 and $118 of 12b-1 fees were accrued for Class A Withholding shares and Class A Non-Withholding shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A Withholding shares, Class A Non-Withholding shares, Class I Withholding shares, and Class I Non-Withholding shares. For the period ended June 30, 2025, the Distributor received $0 and $0 in underwriting commissions for sales of Class A Withholding shares and Class A Non-Withholding shares, respectively, of which none was retained by the principal underwriter for Class A Withholding shares and Class A Non-Withholding shares, respectively.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Distributor and UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

Certain officers and directors of the Fund are also officers and directors of the Adviser. The Fund also has three independent directors, who are paid based upon fees per meeting and disclosed in the Prospectus. For the period ended June 30, 2025, the independent directors received $8,438 in fees.

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Organization costs are expensed as incurred. As of June 30, 2025, the Fund incurred $67,982 in organization costs that were paid by the Advisor and subject to potential recoupment. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. As of June 30, 2025, the Fund incurred $52,250 in offering costs that were paid by the Advisor and are subject to potential recoupment. For the period ending June 30, 2025, the Fund amortized $8,732 in offering costs as presented on the accompanying statement of operations. The remaining $43,518 will be amortized during the Fund’s next fiscal year.

5. TAX INFORMATION

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund will be treated as a PFIC under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account;

DGI U.S. Government Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

6. TAX COMPONENTS OF CAPITAL

The tax attributes of distributions paid during the fiscal year ended June 30, 2025 were as follows:

Fiscal Year Ended June 30, 2025
Ordinary Income	$22,165
Long-Term Capital Gain	-
Return of Capital	-
Total	$22,165

The Fund’s net investment income and net realized gain (loss) on investments reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for paydowns from mortgage-backed securities, as follows:

2025
Net investment income per statement of operations	$22,165
Distributable net investment income for tax purposes	$22,165

Net realized loss on investments per statement of operations	$(2)
Net realized loss on investments for tax purposes	$(2)

The undistributed net investment income and accumulated net realized loss on investments (tax basis) at June 30, 2025, was as follows:

2025
Undistributed net investment income, beginning of the year	$-
Net investment income for the year	22,165
Distributions	(22,165)
Undistributed net investment income, end of the year	$-

Accumulated net realized loss on investments, beginning of the year	$-
Net realized loss on investments for the year, tax basis	(2)
Undistributed realized loss, end of the year, tax basis	$(2)

DGI U.S. Government Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of June 30, 2025, Pershing, holding shares for the benefit of others in nominee name, held approximately 90.5% of the voting securities of the Fund.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DGI U.S. Government Money Market Fund and Board of Trustees of

DGI Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DGI U.S. Government Money Market Fund, a series of shares of beneficial interest in DGI Investment Trust (the “Fund”) as of June 30, 2025, the related statement of operations and changes in net assets, and the financial highlights for the period April 16, 2025 (commencement of operations) through June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period April 16, 2025 (commencement of operations) through June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds in the DGI Investment Trust since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 2, 2025

DGI U.S. Government Money Market Fund

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on June 3, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of DGI Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) for a one-year period between the Trust, on behalf of the DGI Balanced Fund (the “Fund”), and Oriental Trust, a separately identifiable division of Oriental Bank (“Oriental Trust” or the “Adviser”). The Board noted that the Adviser would be the Trust Department of Oriental Bank, which is a wholly owned subsidiary of OFG Bancorp (“OFG”), a publicly traded financial holding company.

Prior to making this approval, the Board considered the materials and presentations related to the Advisory Agreement provided by the Adviser, which included the qualifications of Oriental Trust to serve as investment adviser to the Fund and other information requested by the Independent Trustees in advance of, and at, the Meeting. The Board also acknowledged that no material changes were being made to the Advisory Agreement and that the services and fees for the Fund would remain the same as under the Advisory Agreement. Additionally, the Trustees received assistance and advice from counsel to the Trust and the Independent Trustees (“Counsel”) regarding legal and industry standards in connection with their duties and responsibilities when approving an investment advisory agreement, including the specific duties imposed on the Board under the 1940 Act. The Independent Trustees also met separately with Counsel.

The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered in concluding that the fee payable to the Adviser was supported by the services that are provided to the Fund under the Advisory Agreement and approving the continuation of the Advisory Agreement.

Nature, Extent and Quality of the Services; Fund Performance

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Board reviewed, among other items, certain background materials supplied by the Adviser.

The Board reviewed and considered the Adviser’s history as an asset manager, its performance and the amount of assets currently under management by the Adviser, and reviewed the qualifications, background and responsibilities of the portfolio manager who is responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also considered the investment approach utilized by the

DGI U.S. Government Money Market Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

June 30, 2025

Adviser and compliance with the investment objective, policies and restrictions of the Fund. The Board also considered the Adviser’s experience and expertise with respect to Puerto Rico investment vehicles and in providing investment management services catering to Puerto Rico residents. The Board also reviewed accompanying compliance-related materials with respect to the Trust and noted that they received reports on these services and compliance issues from Trust officers and the Adviser periodically throughout the year.

The Board then reviewed the performance information for the Fund over various periods since the inception of the Fund on May 23, 2021. The Board reviewed the one-month, three-month, six-month, and year-to-date performance for the periods ended December 31, 2024. The Board noted that the Balanced Fund had underperformed its benchmark the DGI Blended Benchmark (50% Bloomberg US Aggregate Bond Index/50% SP 500 Total Return Index) for each of the periods, but also considered differences between the portfolio holdings of the Fund and the components of the index. The Board also reviewed the Fund’s performance against a peer universe of funds taken from data maintained by a third party (the “Peer Universe”), which reflected blended funds with between 30-50% of the assets in equity. The Board noted that the Fund slightly underperformed the average and median performance of the Peer Universe for the 1- and 3-year periods, but was also above the 25th percentile of the Peer Universe for the same periods. The Board also considered the annualized total returns for the predecessor fund. In connection with their review, the Board noted the challenging market environment and the Adviser’s explanation that the Fund’s performance was generally in line with expectations given the risk profile of the Fund.

Taking into account the totality of the information considered, the Board concluded that the nature, extent and quality of services rendered by the Adviser to the Trust supported the renewal of the Advisory Agreement.

Adviser’s Costs and Profitability

The Board reviewed the profitability analysis provided by the Adviser. In that regard, the Board was provided with information regarding the gross advisory fee received by the Adviser, as well as the extent to which internal OFG Bancorp expenses are allocated in connection with such analysis. The Board was also provided with the audited financial statements of Oriental Bank and the Annual Report for its financial holding company OFG Bancorp. The Board noted that both Oriental Bank and OFG Bancorp are considered well capitalized under bank regulatory frameworks supervised by the Federal Deposit Insurance Corporation and the Federal Reserve Bank of New York. The Board concluded that the Adviser’s profitability in connection with its management of the Fund is not unreasonable.

Economies of Scale; Breakpoints

The Board next considered the impact of economies of scale on the Fund’s size and whether the advisory fee level reflects those economies of scale for the benefit of the Fund’s investors. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

DGI U.S. Government Money Market Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

June 30, 2025

Comparative Fees and Expenses

The Board reviewed the comparative Peer Universe expense information provided by the Adviser. The Board reviewed the management fees for the peer group average, peer group median, and the highest in the peer group. It noted that, although the fee payable to the Adviser is higher than the median and average of the Fund’s peer group and falls within the twenty-fifth percentile of comparable funds, it is lower than the highest fee in such peer group. The Board noted, however, that the Fund’s overall net expense ratio (with respect to Class T, P, NT, and I Shares was at the fiftieth percentile of the comparable funds. The Board acknowledged that the Fund differs from its peer group due to the unique issues of being organized as a Puerto Rican fund subject to the Puerto Rico tax regime. The Board also considered the nature and structure of other funds in the Peer Universe, noting the Adviser’s explanation that certain funds had different advisory structures or were “fund-of-funds” and consequently had differing fee structures as a result.

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board—including a majority of the Independent Trustees with the assistance of independent counsel—approved the Advisory Agreement and concluded that the investment advisory fee structure provided for in the Advisory Agreement was fair and reasonable.

INVESTMENT ADVISER

Oriental Trust

254 Munoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DGI Investment Trust

By (Signature and Title)

/s/ Ramon Rosado-Linera
Ramon Rosado-Linera, Principal Executive Officer/President

Date	9/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ramon Rosado-Linera
Ramon Rosado-Linera, Principal Executive Officer/President

Date	9/5/25

By (Signature and Title)

/s/ Maritza Arizmendi Diaz
Maritza Arizmendi Diaz, Principal Financial Officer/Treasurer

Date	9/5/25